Commitments and Contingencies	6 Months Ended
Dec. 31, 2025
Commitments and contingencies [Abstract]
Commitments and contingencies

14. Commitments and contingencies

	Payment due to schedule
	Total	Less than 1 year	1-3 years
Lease obligation(1)	381,387	254,201	127,186
Payment obligation for the purchase of an office unit(2)	7,096,134	7,096,134	-
Payment obligation for the purchase of a vehicle(3)	183,334	66,667	116,667
Debt obligations(4)	21,700,000	21,700,000	-
Total	29,360,855	29,117,002	243,853

(1)	Operating lease agreements represent non-cancellable operating leases for our office space and vehicle used for daily operation.

(2)	Payment obligation for the purchase of a unit represents an outstanding capital commitment of RMB7,096,134 as of December 31, 2025. The property is expected to be delivered on or about June 30, 2026. Upon delivery, the Group intends to finance the remaining balance through a ten-year mortgage loan, using the office unit as collateral.

(3)	Payment obligation for the purchase of a vehicle represents the outstanding balance under the purchase agreement for the acquisition of a vehicle.

(4)	Debt obligations consist of short-term bank borrowings and current-portion of long-term bank borrowings.

Other than those shown above, the Group did not have any significant capital and other commitments, long-term obligations or guarantees as of December 31, 2025.